PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

	December 31,		Depreciable Life
	2016	2015	(Years)
Furniture and Fixtures	$70,108	$49,088	7
Computer Equipment	56,142	50,522	5
Leasehold Improvements	35,011	—	10
Total Fixed Assets	161,261	99,610
Less: Accumulated Depreciation	(62,260)	(48,305)
Total Fixed Assets, net	$99,001	$51,305